Shareholders' Equity (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Amortization of Net Loss [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	$ (2.4)	$ (8.0)
Amortization of Prior Service Credit [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	3.0	4.5
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes	0.6	(3.5)
Income tax (expense) benefit	(0.1)	0.7
Total reclassifications for the period, net of income taxes	$ 0.5	$ (2.8)